Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Operations (Unaudited)
Revenue	$ 89,988	$ 257,920	$ 211,814	$ 330,319	$ 544,327	$ 196,326	$ 162,857
Cost of revenue	35,764	142,202	130,348	142,202	314,395	0
Gross profit	54,224	115,718	81,466	188,117	229,932	196,326
Operating expenses
General and administrative	274,315	240,233	756,956	603,363	850,811	640,009	869,380
Sales and marketing	(22,781)	0	45,796	60,300	60,435	120,000	0
Stock based-compensation -management			0	0	0	37,500	240,000
Professional fees	259,688	10,287	456,813	2,331,590	2,353,858	86,217	278,154
Total operating expenses	511,222	250,520	1,259,565	2,995,253	3,265,104	883,726	1,387,534
Loss from operations	(456,998)	(134,802)	(1,178,099)	(2,807,136)	(3,035,172)	(687,400)	(1,224,677)
Other income (expense)
Interest expense	(446,138)	(137,804)	(826,970)	(235,983)	(313,360)	(65,821)	(30,820)
Change in fair value of derivative liabilities	4,242,649	48,200	(1,309,873)	23,521	32,340	(4,241)	0
Gain on settlement of liability	0	0	22,805	0
Total other expense	3,796,511	(89,604)	(2,114,038)	(212,462)	(281,020)	(70,062)	(30,820)
Loss before income taxes	3,339,513	(224,406)	(3,292,137)	(3,019,598)	(3,316,192)	(757,462)	(1,255,497)
Provision for income taxes	0	0	0	0	0	0	0
Net loss	$ 3,339,513	$ (224,406)	$ (3,292,137)	$ (3,019,598)	$ (3,316,192)	$ (757,462)	$ (1,255,497)
Basic and diluted loss per Common Share	$ 0.04	$ (0.00)	$ (0.03)	$ (0.03)	$ (0.04)	$ (0.01)	$ (0.01)
Basic and diluted weighted average number of common shares outstanding	94,943,869	94,579,434	94,821,210	92,542,938	93,107,105	88,575,069	87,766,041